Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 6. Property and Equipment, Net
Property and equipment, net, consists of the following:

	December 31,
(Amounts in thousands)	2021	2020
Leasehold improvements	$5,959,207	$6,671,107
Furniture	769,532	869,057
Equipment	472,629	539,636
Construction in progress	176,714	458,845
Finance lease assets	46,700	48,116
Property and equipment	7,424,782	8,586,761
Less: accumulated depreciation	(2,050,557)	(1,727,598)
Total property and equipment, net	$5,374,225	$6,859,163

Depreciation expense for the years ended December 31, 2021, 2020 and 2019 was $665.6 million, $737.9 million and $523.7 million, respectively.